Short-Term and Long-Term Debts (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Short-Term Debts
Short-term debts consist of the following:

Name	Fixed annual rate (%)	Term	As of December 31, 2018
			RMB
Short-term borrowings	4.79%-7.20%	1-12months	660,000,000

Name	Fixed annual rate (%)	Term	As of December 31, 2019
			RMB	US$
Short-term borrowings	2.51%-7.00%	1-12months	1,439,749,760	206,807,113

Summary of Long-Term Debts
Long-term debts consist of the following:

Name	Fixed annual rate (%)	Term	As of December 31, 2018
			RMB
Long-term borrowings	8.00%	36months	19,202,803
Securitization debt payables (i), (ii)	8.00%-16.00%	24-27months	146,702,116
Factoring and subleasing debt payables (iii)	7.50%-8.40%	15-36months	128,068,458
Co-financing debt payables (iv)	6.60%	24-36months	596,014,014
Trust borrowings	4.75%	36months	50,000,000

			939,987,391

Name	Fixed annual rate (%)	Term	As of December 31, 2019
			RMB	US$
Securitization debt payables (ii)	5.06%-5.20%	15-18months	619,037,733	88,919,207
Co-financing debt payables (iv)	6.50%-6.60%	24-36months	446,048,773	64,070,897
Long-term borrowings	4.75%	36months	100,000,000	14,364,101

			1,165,086,506	167,354,205

(i)
In 2018, the Company had a securitization agreement with Minmetals International Trust Co., Ltd (“Wukuang Trust”). The Company transferred its investments of RMB141,534,200 to Wukuang Trust, which issued RMB70,000,000 of debt securities at an annual interest rate of 11.00% due in July 2019, and RMB55,000,000 of debt securities at an annual interest rate of 16.00% due in September 2019. As of December 31, 2018 and 2019, the balance under the securitization agreement is
 RMB125,000,000
and RMB nil (US$
nil
), respectively.

(ii)
In the ordinary course of business, the Company transfers finance leases to certain Funding Partners.
The Company periodically securitizes its finance lease receivables through the transfer of those assets to a securitization vehicle. The securitization vehicle then issues debt securities to third-party investors and the company held all subordinated tranches.
However, in accordance with ASC 860 Transfers and Servicing the finance leases
(“ASC 860”)
, the finance lease receivable
s
are
 not derecognized upon transfer as they are not legally isolated. Hence, the Company continues to report the transferred finance leases in the consolidated balance sheets and accounts for the proceeds from the transfer as a secured borrowing with pledge of collateral. As of December 31, 2018 and 2019, balance of securitization debt payables amounting to RMB21,702,116 and RMB619,037,733 (US$88,919,207) are derived from such finance lease transfer.

(iii)	As of December 31, 2018 and 2019, balance of factoring and subleasing debt payables amounting to RMB128,068,458 and RMB nil (US$ nil) respectively.

(iv)	The Company provides consumer loans to borrowers through commercial banks. The Company is required to make scheduled payments to the commercial banks regardless of borrower repayments.
Financing lease receivables amounting to RMB480,683,279 and RMB1,735,094,721 (US$249,230,762) were collateralized for the Company’s short-term and long-term debts, as of December 31, 2018 and 2019, respectively.
The weighted average interest rate for the outstanding debts was approximately 6.88% and 5.09% as of December 31, 2018 and 2019.

Summary of Contractual Obligations Which Excludes the Impact of Discount of Time Value
The following table sets forth the contractual obligations of long-term debts—non-current
which has not included impact of discount of time value as of December 31, 2018 and 2019:

	Payment due by period
	Less than 1 year	1 - 2 years	2 - 3 years	Total
As of December 31, 2018 (RMB)
Long-term debts – non-current	39,836,860	390,350,385	103,217,828	533,405,073
As of December 31, 2019 (RMB)
Long-term debts – non-current	17,460,042	263,444,828	48,346,303	329,251,173
As of December 31, 2019 (US$)
Long-term debts – non-current	2,507,978	37,841,482	6,944,512	47,293,972